Leases	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Leases
22 Leases
Lessee arrangements
We have made the following payments associated with leases:

Description of payment	2020 US$m	2019 US$m	Included within
Principal lease payments	324	315	Cash flows from financing activities
Interest payments on leases	50	53	Cash flows from operating activities
Payments for short-term leases	314	327	Net operating costs
Payments for variable lease components	30	15	Net operating costs
Payments for low value leases (>12 months in duration)	1	1	Net operating costs
Total lease payments	719	711
22 Leases continued
Lease liabilities
The maturity profile of lease liabilities recognised at the balance sheet date is:

	Note	2020 US$m	2019 US$m
Lease liabilities
Due within 1 year		271	349
Between 1 and 3 years		386	424
Between 3 and 5 years		185	226
More than 5 years		724	671
Total undiscounted cash payments expected to be made		1,566	1,670
Effect of discounting		(388)	(361)
Present value of minimum lease payments	21	1,178	1,309
At 31 December 2020, commitments for leases not yet commenced were US$125 million (2019: US$119 million); commitments relating to short-term leases which had already commenced at 31 December 2020 were US$155 million (2019: US$108 million). Short-term and low value leases are not recognised on the balance sheet as a lease liability and are expensed as incurred.